Pacer Trendpilot® US Bond ETF
Schedule of Investments
July 31, 2026 (Unaudited)

CORPORATE BONDS - 98.2%	Par	Value
Communication Services - 16.9%
Altice Financing SA
5.00%, 01/15/2028 (a)	$ 90,000	$ 56,797
5.75%, 08/15/2029 (a)(b)	180,000	113,731
Altice France Lux 3 / Altice Holdings 1, 10.00%, 01/15/2033 (a)	90,000	88,018
Altice France SA
9.50%, 11/01/2029 (a)	80,000	80,951
6.88%, 10/15/2030 (a)	50,000	48,868
6.50%, 04/15/2032 (a)	140,000	135,473
6.88%, 07/15/2032 (a)	110,000	106,750
AMC Global Media, Inc., 10.50%, 07/15/2032 (a)	40,000	41,208
APLD ComputeCo 2 LLC, 6.75%, 03/15/2031 (a)	160,000	156,470
APLD ComputeCo 3 LLC, 7.00%, 06/15/2031 (a)	100,000	97,467
APLD ComputeCo LLC, 9.25%, 12/15/2030 (a)	165,000	175,315
Arches Buyer, Inc.
4.25%, 06/01/2028 (a)	80,000	77,442
6.13%, 12/01/2028 (a)(b)	145,000	141,415
Bell Telephone Co. of Canada or Bell Canada
6.88% to 09/15/2030 then 5 yr. CMT Rate + 2.39%, 09/15/2055 (b)	85,000	85,725
7.00% to 09/15/2035 then 5 yr. CMT Rate + 2.36%, 09/15/2055	80,000	80,657
Black Pearl Compute LLC, 6.13%, 02/15/2031 (a)	150,000	149,492
British Telecommunications Ltd., 4.88% to 11/23/2031 then 5 yr. CMT Rate + 3.49%, 11/23/2081 (a)	40,000	38,261
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00%, 02/01/2028 (a)	185,000	182,605
5.38%, 06/01/2029 (a)	105,000	101,911
6.38%, 09/01/2029 (a)	105,000	104,177
4.75%, 03/01/2030 (a)	215,000	200,673
4.50%, 08/15/2030 (a)	190,000	173,310
4.25%, 02/01/2031 (a)	210,000	185,800
7.38%, 03/01/2031 (a)(b)	95,000	94,654
4.75%, 02/01/2032 (a)	100,000	87,406
4.50%, 05/01/2032	205,000	176,741
7.00%, 02/01/2033 (a)(b)	125,000	119,737
4.50%, 06/01/2033 (a)(b)	150,000	127,551
4.25%, 01/15/2034 (a)(b)	75,000	61,294
7.38%, 02/01/2036 (a)(b)	110,000	104,634
Cipher Compute LLC, 7.13%, 11/15/2030 (a)	120,000	122,311
Clear Channel Outdoor Holdings, Inc.
7.88%, 04/01/2030 (a)	80,000	83,040
7.13%, 02/15/2031 (a)	90,000	92,788
7.50%, 03/15/2033 (a)	85,000	89,188
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	145,000	152,184
Connect Holding II LLC, 10.50%, 04/03/2031 (a)	165,000	161,482
Core Scientific Finance I LLC, 7.75%, 05/15/2031 (a)	200,000	196,140
CSC Holdings LLC
5.38%, 02/01/2028 (a)	90,000	51,844
7.50%, 04/01/2028 (a)	100,000	23,075
11.25%, 05/15/2028 (a)	90,000	52,275
11.75%, 01/31/2029 (a)	150,000	85,712
6.50%, 02/01/2029 (a)	130,000	73,429
5.75%, 01/15/2030 (a)	200,000	43,500
4.13%, 12/01/2030 (a)	110,000	61,572
3.38%, 02/15/2031 (a)	75,000	42,058
4.50%, 11/15/2031 (a)	120,000	67,980

Directv Financing LLC
8.88%, 02/01/2030 (a)	140,000	142,399
8.88%, 02/01/2030 (a)	75,000	76,202
Directv Financing LLC / Directv Financing Co.-Obligor, Inc.
10.00%, 02/15/2031 (a)	150,000	156,643
9.25%, 06/01/2032 (a)	90,000	92,064
EchoStar Corp.
10.75%, 11/30/2029	380,000	410,919
6.75% (or 6.75% PIK), 11/30/2030	175,000	177,478
Edged Compute LLC, 7.50%, 04/30/2031 (a)	100,000	94,421
EW Scripps Co., 9.88%, 08/15/2030 (a)	95,000	83,966
Fibercop SpA
6.38%, 11/15/2033 (a)	40,000	39,269
7.72%, 06/04/2038 (a)	40,000	41,516
Flash Compute LLC, 7.25%, 12/31/2030 (a)	105,000	106,065
Galaxy Helios Data Centers II LLC, 9.88%, 08/01/2031 (a)	240,000	240,675
Go Daddy Operating Co. LLC / GD Finance Co., Inc., 3.50%, 03/01/2029 (a)	60,000	56,228
Gray Media, Inc.
10.50%, 07/15/2029 (a)	100,000	105,369
4.75%, 10/15/2030 (a)	85,000	65,684
5.38%, 11/15/2031 (a)	90,000	66,180
9.63%, 07/15/2032 (a)	80,000	80,800
7.25%, 08/15/2033 (a)	35,000	34,598
iHeartCommunications, Inc.
9.13%, 05/01/2029 (a)	65,000	60,250
10.88%, 05/01/2030 (a)	75,000	57,426
7.75%, 08/15/2030 (a)	50,000	43,850
Iliad Holding SAS
7.00%, 10/15/2028 (a)	80,000	80,132
8.50%, 04/15/2031 (a)	80,000	84,070
7.00%, 04/15/2032 (a)	75,000	75,483
Lamar Media Corp.
3.75%, 02/15/2028	40,000	39,101
4.88%, 01/15/2029	40,000	39,417
4.00%, 02/15/2030	35,000	33,353
3.63%, 01/15/2031	40,000	37,063
5.38%, 11/01/2033 (a)	25,000	24,262
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (a)	100,000	56,775
Level 3 Financing, Inc.
6.88%, 06/30/2033 (a)	150,000	151,638
7.00%, 03/31/2034 (a)	185,000	188,069
8.50%, 01/15/2036 (a)	135,000	140,453
7.50%, 02/15/2037 (a)	75,000	74,419
Live Nation Entertainment, Inc., 4.75%, 10/15/2027 (a)	105,000	104,344
Match Group Holdings II LLC
3.63%, 10/01/2031 (a)	35,000	31,187
6.13%, 09/15/2033 (a)	55,000	53,570
McGraw-Hill Education, Inc.
5.75%, 08/01/2028 (a)	60,000	59,381
8.00%, 08/01/2029 (a)	60,000	59,449
7.38%, 09/01/2031 (a)	50,000	50,603
Meridian Arc Holdco LLC, 6.25%, 04/30/2031 (a)	440,000	423,651
Neptune Bidco US, Inc.
9.29%, 04/15/2029 (a)	190,000	193,555
10.38%, 05/15/2031 (a)	85,000	88,992
9.50%, 02/15/2033 (a)	120,000	122,295
Nexstar Media, Inc.
4.75%, 11/01/2028 (a)	80,000	78,464
6.50%, 09/15/2033 (a)	245,000	243,715
7.25%, 04/15/2034 (a)	130,000	130,216

Optics Bidco SpA
6.00%, 09/30/2034 (a)	40,000	38,590
7.20%, 07/18/2036 (a)	40,000	40,610
Outfront Media Capital LLC / Outfront Media Capital Corp., 6.00%, 06/15/2034 (a)	50,000	49,350
Paramount Global
3.38%, 02/15/2028	35,000	34,182
3.70%, 06/01/2028	40,000	38,845
4.20%, 06/01/2029	40,000	38,165
4.95%, 01/15/2031	95,000	86,949
4.20%, 05/19/2032	70,000	59,422
Photo Holdings LLC, 12.00%, 07/01/2031 (a)	75,000	77,245
PR RNO Property Owner 1 LLC, 6.50%, 05/01/2031 (a)	290,000	271,866
ROBLOX Corp., 3.88%, 05/01/2030 (a)	80,000	74,329
Rogers Communications, Inc.
7.00% to 04/15/2030 then 5 yr. CMT Rate + 2.65%, 04/15/2055	95,000	95,486
7.13% to 04/15/2035 then 5 yr. CMT Rate + 2.62%, 04/15/2055	90,000	90,650
6.88% to 07/31/2031 then 5 yr. CMT Rate + 2.84%, 07/31/2056	40,000	39,936
Scripps Escrow II, Inc., 3.88%, 01/15/2029 (a)	40,000	36,536
Sinclair Television Group, Inc.
5.50%, 03/01/2030 (a)	40,000	34,500
8.13%, 02/15/2033 (a)	105,000	108,187
Sirius XM Radio LLC
5.00%, 08/01/2027 (a)	20,000	19,958
4.00%, 07/15/2028 (a)	145,000	140,906
5.50%, 07/01/2029 (a)	110,000	109,237
4.13%, 07/01/2030 (a)	105,000	98,129
3.88%, 09/01/2031 (a)	100,000	90,226
5.88%, 04/15/2032 (a)	80,000	78,483
Snap, Inc.
6.88%, 03/01/2033 (a)	110,000	107,433
6.88%, 03/15/2034 (a)	75,000	72,616
Stagwell Global LLC, 5.63%, 08/15/2029 (a)	80,000	77,677
Sunrise FinCo I BV, 4.88%, 07/15/2031 (a)	110,000	102,850
SV RNO Property Owner 1 LLC, 5.88%, 03/01/2031 (a)	275,000	255,504
TELUS Corp.
6.63% to 10/15/2030 then 5 yr. CMT Rate + 2.77%, 10/15/2055	50,000	49,930
7.00% to 10/15/2035 then 5 yr. CMT Rate + 2.71%, 10/15/2055	50,000	50,400
6.38% to 06/09/2031 then 5 yr. CMT Rate + 2.69%, 06/09/2056	75,000	74,025
6.63% to 06/09/2036 then 5 yr. CMT Rate + 2.52%, 06/09/2056	30,000	29,280
Uniti Services LLC, 7.50%, 10/15/2033 (a)	95,000	96,974
Univision Communications, Inc.
4.50%, 05/01/2029 (a)	100,000	94,573
7.38%, 06/30/2030 (a)	60,000	59,722
8.50%, 07/31/2031 (a)	90,000	89,736
9.38%, 08/01/2032 (a)	130,000	129,744
8.88%, 04/15/2033 (a)	110,000	106,390
Versant Media Group, Inc., 7.25%, 01/30/2031 (a)	75,000	77,218
Virgin Media Finance PLC, 5.00%, 07/15/2030 (a)	80,000	49,080
Virgin Media Secured Finance PLC
5.50%, 05/15/2029 (a)	100,000	89,673
4.50%, 08/15/2030 (a)	80,000	65,674
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031 (a)	100,000	79,883
4.75%, 07/15/2031 (a)	95,000	75,141
7.75%, 04/15/2032 (a)	45,000	37,888
6.75%, 01/15/2033 (a)	65,000	51,747
Vodafone Group PLC
7.00% to 04/04/2029 then 5 yr. Swap Rate USD + 4.87%, 04/04/2079	150,000	154,207
4.13% to 06/04/2031 then 5 yr. CMT Rate + 2.77%, 06/04/2081	60,000	54,949
VZ Secured Financing BV

5.00%, 01/15/2032 (a)	135,000	110,749
7.50%, 01/15/2033 (a)	100,000	89,284
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	160,000	165,856
WULF Compute LLC, 7.75%, 10/15/2030 (a)	225,000	233,433
Zayo Group Holdings, Inc.
9.25% (or .50% PIK), 03/09/2030 (a)	97,728	97,593
13.75% (or 1.88% PIK), 09/09/2030 (a)	60,000	59,099
Ziggo BV, 4.88%, 01/15/2030 (a)	90,000	81,040
		14,409,925

Consumer Discretionary - 18.8%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 01/15/2028 (a)	195,000	191,318
4.38%, 01/15/2028 (a)	65,000	64,150
3.50%, 02/15/2029 (a)	50,000	47,842
6.13%, 06/15/2029 (a)	100,000	100,964
4.00%, 10/15/2030 (a)	210,000	197,288
Adient Global Holdings Ltd., 7.50%, 02/15/2033 (a)	75,000	77,263
Advance Auto Parts, Inc.
7.00%, 08/01/2030 (a)	90,000	92,178
7.38%, 08/01/2033 (a)	75,000	77,340
Alaska Airlines, Inc., 6.50%, 06/01/2031 (a)	30,000	29,788
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	170,000	176,546
Allied Universal Holdco LLC / Allied Universal Finance Corp.
6.00%, 06/01/2029 (a)	75,000	74,405
6.88%, 06/15/2030 (a)	90,000	91,831
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028 (a)	100,000	98,434
4.63%, 06/01/2028 (a)	75,000	73,666
American Airlines, Inc., 7.25%, 02/15/2028 (a)	50,000	50,368
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029 (a)	192,500	191,459
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032 (a)	50,000	49,713
7.75%, 10/15/2033 (a)	110,000	108,071
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	150,000	149,432
Asbury Automotive Group, Inc., 4.63%, 11/15/2029 (a)	60,000	58,207
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029 (a)	70,000	39,215
Avis Budget Car Rental LLC / Avis Budget Finance, Inc.
4.75%, 04/01/2028 (a)	45,000	44,224
5.38%, 03/01/2029 (a)	45,000	43,769
8.25%, 01/15/2030 (a)	50,000	51,127
8.00%, 02/15/2031 (a)	40,000	39,941
8.38%, 06/15/2032 (a)	45,000	44,809
Bath & Body Works, Inc., 6.63%, 10/01/2030 (a)	55,000	55,871
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)	160,000	171,540
Beazer Homes USA, Inc., 8.00%, 01/15/2032 (a)	30,000	30,649
Belron UK Finance PLC, 5.75%, 10/15/2029 (a)	90,000	89,968
Boyd Gaming Corp.
4.75%, 12/01/2027	185,000	183,860
4.75%, 06/15/2031 (a)	80,000	76,258
Brightstar Lottery PLC, 5.25%, 01/15/2029 (a)	75,000	74,012
Brightstar Lottery PLC/ Brightstar Global Solutions Corp., 5.75%, 01/15/2033 (a)	75,000	72,305
Brookfield Residential Properties, Inc. / Brookfield Residential US LLC, 4.88%, 02/15/2030 (a)	35,000	32,575
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	100,000	94,924
7.00%, 02/15/2030 (a)	145,000	145,460
6.50%, 02/15/2032 (a)	130,000	124,107
6.00%, 10/15/2032 (a)	95,000	83,260
Camelot Return Merger Sub, Inc., 8.75%, 08/01/2028 (a)	75,000	38,638

Carvana Co.
9.00% (or 13.00% PIK), 06/01/2030 (a)	120,000	123,833
9.00% (or 14.00% PIK), 06/01/2031 (a)	135,000	148,449
Century Communities, Inc.
3.88%, 08/15/2029 (a)	35,000	33,128
6.63%, 09/15/2033 (a)	75,000	75,253
Churchill Downs, Inc.
4.75%, 01/15/2028 (a)	75,000	74,180
5.75%, 04/01/2030 (a)	100,000	99,442
6.75%, 05/01/2031 (a)	50,000	50,663
Cinemark USA, Inc., 5.25%, 07/15/2028 (a)	50,000	49,686
Clarios Global LP / Clarios US Finance Co.
6.75%, 05/15/2028 (a)	50,000	50,692
6.75%, 02/15/2030 (a)	85,000	87,075
6.75%, 09/15/2032 (a)	100,000	100,925
Clarivate Science Holdings Corp.
3.88%, 07/01/2028 (a)	85,000	82,130
4.88%, 07/01/2029 (a)	110,000	101,196
Cooper-Standard Automotive, Inc., 9.25%, 03/01/2031 (a)	95,000	96,937
Cyprium Corp. / Cyprium Holdings Luxembourg Sarl
6.13%, 04/15/2031 (a)	50,000	49,620
6.38%, 04/15/2034 (a)	75,000	73,873
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	85,000	82,588
6.75%, 01/15/2030 (a)(b)	95,000	93,096
Forvia SE, 8.00%, 06/15/2030 (a)	40,000	42,058
FXI Holdings, Inc., 11.00%, 11/15/2030 (a)	85,000	70,738
Gaia Purchaser, Inc., 7.63%, 07/15/2033 (a)	70,000	70,072
Gap, Inc.
3.63%, 10/01/2029 (a)	55,000	51,669
3.88%, 10/01/2031 (a)	75,000	67,896
Garda World Security Corp.
7.75%, 02/15/2028 (a)	40,000	40,539
6.00%, 06/01/2029 (a)	40,000	39,387
6.50%, 01/15/2031 (a)	50,000	50,503
8.25%, 08/01/2032 (a)	35,000	35,493
8.38%, 11/15/2032 (a)	75,000	76,151
Global Auto Holdings Ltd./AAG FH UK Ltd.
8.38%, 01/15/2029 (a)	40,000	39,680
11.50%, 08/15/2029 (a)	45,000	47,267
8.75%, 01/15/2032 (a)	40,000	38,816
Goodyear Tire & Rubber Co.
5.00%, 07/15/2029	75,000	71,656
6.63%, 07/15/2030	40,000	38,668
5.25%, 04/30/2031	40,000	35,943
5.25%, 07/15/2031	50,000	44,384
8.88%, 07/15/2032	70,000	71,737
Group 1 Automotive, Inc., 4.00%, 08/15/2028 (a)	55,000	53,101
Hertz Corp.
12.63%, 07/15/2029 (a)(b)	95,000	62,011
5.00%, 12/01/2029 (a)	35,000	9,522
Hilton Domestic Operating Co., Inc.
5.88%, 04/01/2029 (a)	95,000	95,680
3.75%, 05/01/2029 (a)	75,000	71,808
4.88%, 01/15/2030	85,000	83,814
4.00%, 05/01/2031 (a)	95,000	89,016
5.50%, 09/15/2031 (a)	65,000	64,411
3.63%, 02/15/2032 (a)	55,000	49,683
5.88%, 03/15/2033 (a)	85,000	84,858
5.75%, 09/15/2033 (a)	85,000	84,124

5.50%, 03/31/2034 (a)	85,000	83,205
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc.
5.00%, 06/01/2029 (a)	60,000	58,084
6.63%, 01/15/2032 (a)	90,000	90,020
IHO Verwaltungs GmbH
8.00% (or 8.75% PIK), 11/15/2032 (a)	30,000	31,418
7.38% (or 8.13% PIK), 05/15/2033 (a)	40,000	41,442
JetBlue Airways Corp. / JetBlue Loyalty LP, 9.88%, 09/20/2031 (a)	145,000	126,077
Kohl's Corp., 5.13%, 05/01/2031 (c)	40,000	35,860
LBM Acquisition LLC
6.25%, 01/15/2029 (a)	60,000	38,577
9.50%, 06/15/2031 (a)	85,000	71,660
LCM Investments Holdings II LLC
4.88%, 05/01/2029 (a)	80,000	77,974
8.25%, 08/01/2031 (a)	65,000	67,553
Light & Wonder International, Inc.
7.50%, 09/01/2031 (a)	45,000	46,239
6.25%, 10/01/2033 (a)	90,000	88,296
Lithia Motors, Inc.
3.88%, 06/01/2029 (a)	60,000	57,493
5.50%, 10/01/2030 (a)	90,000	88,867
4.38%, 01/15/2031 (a)	35,000	33,131
Macy's Retail Holdings LLC, 7.38%, 08/01/2033 (a)	35,000	36,439
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (a)	75,000	73,607
Mattamy Group Corp.
4.63%, 03/01/2030 (a)	45,000	43,161
6.00%, 12/15/2033 (a)	35,000	33,302
Melco Resorts Finance Ltd.
5.75%, 07/21/2028 (a)	75,000	74,295
5.38%, 12/04/2029 (a)	100,000	96,824
7.63%, 04/17/2032 (a)	50,000	50,969
6.50%, 09/24/2033 (a)	40,000	38,585
MGM China Holdings Ltd., 6.25%, 05/15/2033 (a)	50,000	47,961
MGM Resorts International
4.75%, 10/15/2028	50,000	49,494
6.13%, 09/15/2029	75,000	75,451
6.50%, 04/15/2032	50,000	49,563
Michaels Cos., Inc.
8.50%, 03/15/2033 (a)	145,000	143,455
11.00%, 03/15/2034 (a)(b)	70,000	68,319
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 04/01/2032 (a)	55,000	54,070
Mohegan Tribal Gaming Authority / MS Digital Entertainment Holdings LLC
8.25%, 04/15/2030 (a)	75,000	77,980
11.88%, 04/15/2031 (a)	75,000	81,278
Motion Finco Sarl, 8.38%, 02/15/2032 (a)	75,000	58,766
Muvico LLC, 15.00% (or 6.00% PIK), 02/19/2029 (a)	103,000	112,916
NCL Corp. Ltd.
5.88%, 01/15/2031 (a)	100,000	95,663
6.75%, 02/01/2032 (a)	110,000	107,751
6.25%, 09/15/2033 (a)	75,000	71,357
Newell Brands, Inc.
6.38%, 09/15/2027	25,000	25,177
8.50%, 06/01/2028 (a)	95,000	99,140
6.63%, 09/15/2029	35,000	35,391
6.38%, 05/15/2030 (b)	75,000	75,706
Nissan Motor Acceptance Co. LLC
7.05%, 09/15/2028 (a)	50,000	50,981
5.63%, 09/29/2028 (a)	75,000	74,465
6.13%, 09/30/2030 (a)	85,000	82,939
Nissan Motor Co. Ltd.

4.35%, 09/17/2027 (a)	150,000	147,457
7.50%, 07/17/2030 (a)	90,000	91,967
4.81%, 09/17/2030 (a)	180,000	166,737
7.75%, 07/17/2032 (a)	45,000	46,412
8.13%, 07/17/2035 (a)	110,000	115,981
Nordstrom, Inc.
4.38%, 04/01/2030	40,000	38,263
4.25%, 08/01/2031	35,000	32,486
Park River Holdings, Inc., 8.00%, 03/15/2031 (a)	60,000	59,691
Penn Entertainment, Inc., 6.75%, 04/01/2031 (a)	40,000	40,106
PetSmart LLC / PetSmart Finance Corp.
7.50%, 09/15/2032 (a)	140,000	141,482
10.00%, 09/15/2033 (a)	50,000	49,625
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp., 5.88%, 09/01/2031 (a)	115,000	75,683
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.38%, 08/31/2027 (a)	115,000	112,786
QXO Building Products, Inc.
6.50%, 07/15/2031 (a)	90,000	90,450
6.88%, 07/15/2034 (a)	90,000	91,086
Rakuten Group, Inc.
9.75%, 04/15/2029 (a)	210,000	227,651
8.13% to 12/15/2029 then 5 yr. CMT Rate + 4.25%, Perpetual (a)	45,000	46,031
6.25% to 04/22/2031 then 5 yr. CMT Rate + 4.96%, Perpetual (a)	90,000	85,208
Raven Acquisition Holdings LLC, 6.88%, 11/15/2031 (a)	100,000	97,225
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.63%, 04/16/2029 (a)	75,000	67,417
Rivers Enterprise Borrower LLC, 6.25%, 10/15/2030 (a)	50,000	50,212
Rivers Enterprise Borrower LLC / Rivers Enterprise Finance Corp., 6.63%, 02/01/2033 (a)	45,000	45,262
RR Donnelley & Sons Co., 11.00% (or 11.00% PIK), 06/01/2031 (a)	40,000	38,081
Sabre Financial Borrower LLC, 11.13%, 06/15/2029 (a)	75,000	78,928
Sabre GLBL, Inc.
10.75%, 11/15/2029 (a)	150,000	144,360
11.13%, 07/15/2030 (a)	40,000	38,439
Service Corp. International/US
5.13%, 06/01/2029	60,000	59,347
3.38%, 08/15/2030	75,000	69,158
4.00%, 05/15/2031	45,000	41,970
5.75%, 10/15/2032	50,000	49,606
Six Flags Entertainment Corp., 7.25%, 05/15/2031 (a)	75,000	73,438
Six Flags Entertainment Corp. /Six Flags Theme Parks, Inc./ Canada's Wonderland Co., 6.63%, 05/01/2032 (a)	50,000	50,316
Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, 01/15/2032 (a)	90,000	90,906
Somnigroup International, Inc.
4.00%, 04/15/2029 (a)	60,000	57,665
3.88%, 10/15/2031 (a)	75,000	68,404
Sonic Automotive, Inc., 4.63%, 11/15/2029 (a)	55,000	53,519
Sotheby's, 8.25%, 04/15/2031 (a)	60,000	59,852
Staples, Inc., 10.75%, 09/01/2029 (a)	170,000	162,169
Stena International SA, 7.25%, 01/15/2031 (a)	60,000	61,141
Studio City Finance Ltd., 5.00%, 01/15/2029 (a)	95,000	90,675
Taylor Morrison Communities, Inc.
5.13%, 08/01/2030 (a)	40,000	39,894
5.75%, 11/15/2032 (a)	35,000	35,873
Tenneco, Inc., 8.00%, 11/17/2028 (a)	210,000	210,469
TKC Holdings, Inc.
8.50%, 08/15/2030 (a)	95,000	96,991
12.00%, 02/15/2031 (a)	50,000	52,524
Travel + Leisure Co.
4.50%, 12/01/2029 (a)	55,000	52,909
6.25%, 06/01/2031 (a)	60,000	60,018
Vail Resorts, Inc., 6.50%, 05/15/2032 (a)	45,000	45,529
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	75,000	76,966
VF Corp., 2.95%, 04/23/2030	55,000	49,302

Viking Cruises Ltd.
9.13%, 07/15/2031 (a)	75,000	78,606
5.88%, 10/15/2033 (a)	150,000	148,383
VistaJet Malta Finance PLC / Vista Management Holding, Inc.
6.38%, 02/01/2030 (a)	80,000	75,346
8.75%, 01/15/2032 (a)	35,000	34,414
Voyager Parent LLC, 9.25%, 07/01/2032 (a)	135,000	143,400
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	90,000	92,436
Wayfair LLC
7.25%, 10/31/2029 (a)	85,000	87,437
7.75%, 09/15/2030 (a)	60,000	62,792
6.75%, 11/15/2032 (a)	75,000	76,197
Whirlpool Corp.
4.75%, 02/26/2029	40,000	37,361
6.13%, 06/15/2030	45,000	40,813
7.50%, 07/01/2031 (a)	65,000	64,584
6.50%, 06/15/2033	50,000	42,330
7.88%, 07/01/2034 (a)	65,000	61,761
Williams Scotsman, Inc.
6.63%, 06/15/2029 (a)	40,000	40,678
6.63%, 04/15/2030 (a)	35,000	35,749
Wyndham Hotels & Resorts, Inc., 5.63%, 03/01/2033 (a)	50,000	48,672
Wynn Macau Ltd.
5.50%, 10/01/2027 (a)	75,000	74,696
5.63%, 08/26/2028 (a)	115,000	113,774
5.13%, 12/15/2029 (a)	95,000	92,155
6.75%, 02/15/2034 (a)	125,000	122,734
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
5.13%, 10/01/2029 (a)	50,000	49,419
7.13%, 02/15/2031 (a)	55,000	57,525
6.25%, 03/15/2033 (a)	75,000	74,279
Yum! Brands, Inc.
4.75%, 01/15/2030 (a)	75,000	73,283
3.63%, 03/15/2031	90,000	83,007
4.63%, 01/31/2032	95,000	90,285
5.38%, 04/01/2032	85,000	83,783
ZF North America Capital, Inc.
6.88%, 04/14/2028 (a)	50,000	50,824
7.13%, 04/14/2030 (a)	50,000	50,255
6.75%, 04/23/2030 (a)	50,000	49,627
7.50%, 03/24/2031 (a)	105,000	105,536
6.88%, 04/23/2032 (a)	50,000	49,104
		16,030,039

Consumer Staples - 3.4%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
6.50%, 02/15/2028 (a)	160,000	160,976
3.50%, 03/15/2029 (a)	115,000	108,078
4.88%, 02/15/2030 (a)	85,000	80,990
5.50%, 03/31/2031 (a)	50,000	48,061
5.63%, 03/31/2032 (a)	100,000	95,045
6.25%, 03/15/2033 (a)	50,000	48,432
5.75%, 03/31/2034 (a)	150,000	139,402
B&G Foods, Inc., 8.00%, 09/15/2028 (a)	60,000	58,528
Chobani LLC / Chobani Finance Corp., Inc., 6.38%, 04/15/2034 (a)	75,000	75,161
Darling Ingredients, Inc., 6.00%, 06/15/2030 (a)	145,000	145,642
Edgewell Personal Care Co., 5.50%, 06/01/2028 (a)	85,000	84,726
Energizer Holdings, Inc., 4.38%, 03/31/2029 (a)	65,000	62,465
HLF Financing Sarl LLC / Herbalife International, Inc.

4.88%, 06/01/2029 (a)	45,000	41,798
7.75%, 05/01/2033 (a)	40,000	40,262
KeHE Distributors LLC / KeHE Finance Corp. / NextWave Distribution, Inc., 9.00%, 02/15/2029 (a)	90,000	93,651
Kronos Acquisition Holdings, Inc., 8.25%, 06/30/2031 (a)	80,000	55,771
Lamb Weston Holdings, Inc., 4.13%, 01/31/2030 (a)	75,000	71,398
Opal Bidco SAS, 6.50%, 03/31/2032 (a)	95,000	95,190
Performance Food Group, Inc.
4.25%, 08/01/2029 (a)	80,000	77,270
6.13%, 09/15/2032 (a)	85,000	85,178
5.63%, 03/01/2034 (a)	90,000	87,261
Perrigo Finance Unlimited Co., 6.13%, 09/30/2032	60,000	56,956
Pilgrim's Pride Corp.
4.25%, 04/15/2031	85,000	80,839
3.50%, 03/01/2032	80,000	71,980
6.25%, 07/01/2033	40,000	41,099
6.88%, 05/15/2034	40,000	42,572
Post Holdings, Inc.
4.63%, 04/15/2030 (a)	95,000	91,537
4.50%, 09/15/2031 (a)	85,000	78,734
6.25%, 02/15/2032 (a)	85,000	85,301
6.38%, 03/01/2033 (a)	100,000	98,466
6.25%, 10/15/2034 (a)	100,000	97,147
6.50%, 03/15/2036 (a)	115,000	112,033
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.25%, 04/01/2029 (a)	75,000	75,251
4.38%, 04/30/2029 (a)	55,000	53,392
US Foods, Inc., 4.75%, 02/15/2029 (a)	180,000	177,077
		2,917,669

Energy - 10.6%
Aethon United BR LP / Aethon United Finance Corp., 7.50%, 10/01/2029 (a)	70,000	72,680
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	90,000	89,768
6.63%, 02/01/2032 (a)	45,000	45,859
5.75%, 10/15/2033 (a)	45,000	44,232
5.75%, 07/01/2034 (a)	45,000	44,065
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	75,000	76,091
Archrock Services LP / Archrock Partners Finance Corp., 6.00%, 02/01/2034 (a)	75,000	73,333
Ascent Resources Utica Holdings LLC / ARU Finance Corp.
6.63%, 10/15/2032 (a)	45,000	45,227
6.63%, 07/15/2033 (a)	40,000	40,121
Buckeye Partners LP, 6.88%, 07/01/2029 (a)	45,000	45,986
California Resources Corp.
7.00%, 01/15/2034 (a)	75,000	73,370
7.25%, 01/15/2035 (a)	40,000	39,476
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.75%, 02/15/2031 (a)	40,000	42,739
Caturus Energy LLC, 7.13%, 05/15/2031 (a)	50,000	49,605
Chord Energy Corp.
6.00%, 10/01/2030 (a)	75,000	75,235
6.75%, 03/15/2033 (a)	75,000	76,246
CITGO Petroleum Corp., 8.38%, 01/15/2029 (a)	115,000	118,076
CNX Resources Corp., 7.25%, 03/01/2032 (a)	45,000	46,236
Comstock Resources, Inc.
6.75%, 03/01/2029 (a)	90,000	88,597
5.88%, 01/15/2030 (a)	95,000	89,476
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (a)	95,000	92,471
Crescent Energy Finance LLC
7.63%, 04/01/2032 (a)	70,000	70,817
7.88%, 04/15/2032 (a)	85,000	86,312

7.38%, 01/15/2033 (a)	60,000	60,201
8.38%, 01/15/2034 (a)	40,000	41,274
CVR Energy, Inc., 7.50%, 02/15/2031 (a)	80,000	81,065
Delek Logistics Partners LP / Delek Logistics Finance Corp.
8.63%, 03/15/2029 (a)	89,000	92,283
7.38%, 06/30/2033 (a)	50,000	51,149
6.88%, 06/01/2034 (a)	50,000	50,181
Energean Israel Finance Ltd.
5.88%, 03/30/2031 (a)	100,000	95,718
8.50%, 09/30/2033 (a)	55,000	57,758
Energy Transfer LP
8.00% to 05/15/2029 then 5 yr. CMT Rate + 4.02%, 05/15/2054	75,000	78,565
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	100,000	99,856
6.75% to 02/15/2036 then 5 yr. CMT Rate + 2.48%, 02/15/2056	55,000	55,091
6.55% to 01/15/2032 then 5 yr. CMT Rate + 2.34%, 01/15/2057	45,000	44,437
6.70% to 01/15/2037 then 5 yr. CMT Rate + 2.22%, 01/15/2057	75,000	73,851
Genesis Energy LP / Genesis Energy Finance Corp.
7.88%, 05/15/2032	50,000	51,618
8.00%, 05/15/2033	45,000	46,754
6.75%, 03/15/2034	75,000	74,731
Harvest Midstream I LP, 6.75%, 05/15/2034 (a)	65,000	65,200
Hess Midstream Operations LP
5.88%, 03/01/2028 (a)	165,000	165,700
4.25%, 02/15/2030 (a)	50,000	47,900
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029 (a)	45,000	44,858
6.00%, 02/01/2031 (a)	45,000	43,830
6.25%, 04/15/2032 (a)	40,000	38,801
8.38%, 11/01/2033 (a)	40,000	41,939
6.88%, 05/15/2034 (a)	35,000	34,191
7.25%, 02/15/2035 (a)	90,000	89,337
Howard Midstream Energy Partners LLC
7.38%, 07/15/2032 (a)	25,000	25,824
6.63%, 01/15/2034 (a)	50,000	50,535
6.63%, 01/15/2035 (a)	45,000	44,948
ITT Holdings LLC, 6.50%, 08/01/2029 (a)	100,000	98,911
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	150,000	152,360
5.88%, 06/15/2030 (a)	100,000	100,093
Kodiak Gas Services LLC
5.88%, 04/01/2031 (a)	85,000	84,136
6.50%, 10/01/2033 (a)	75,000	74,856
6.75%, 10/01/2035 (a)	45,000	45,307
Matador Resources Co.
6.50%, 04/15/2032 (a)	80,000	79,744
6.25%, 04/15/2033 (a)	75,000	73,855
6.00%, 04/15/2034 (a)	75,000	72,474
Murphy Oil USA, Inc.
3.75%, 02/15/2031 (a)	40,000	37,148
5.88%, 06/01/2034 (a)	35,000	34,667
Nabors Industries, Inc.
9.13%, 01/31/2030 (a)	40,000	41,797
8.88%, 08/15/2031 (a)	75,000	77,100
7.63%, 11/15/2032 (a)	75,000	76,419
NGL Energy Operating LLC / NGL Energy Finance Corp.
8.13%, 02/15/2029 (a)	100,000	102,622
8.38%, 02/15/2032 (a)	110,000	114,150
Noble Finance II LLC
8.00%, 04/15/2030 (a)	54,000	55,809
6.25%, 06/15/2034 (a)	50,000	48,475

Northern Oil & Gas, Inc., 7.88%, 10/15/2033 (a)	75,000	75,098
PBF Holding Co. LLC / PBF Finance Corp.
9.88%, 03/15/2030 (a)	75,000	80,606
7.88%, 09/15/2030 (a)	35,000	36,286
Rockies Express Pipeline LLC
4.95%, 07/15/2029 (a)	40,000	39,380
6.75%, 03/15/2033 (a)	35,000	35,522
SM Energy Co.
8.38%, 07/01/2028 (a)	40,000	40,847
6.75%, 08/01/2029 (a)	50,000	50,705
8.63%, 11/01/2030 (a)	75,000	78,699
8.75%, 07/01/2031 (a)	100,000	104,555
7.00%, 08/01/2032 (a)	50,000	50,784
9.63%, 06/15/2033 (a)	50,000	55,011
6.63%, 04/15/2034 (a)	90,000	89,409
South Bow Canadian Infrastructure Holdings Ltd., 7.50% to 03/01/2035 then 5 yr. CMT Rate + 3.67%, 03/01/2055	45,000	47,373
Sunoco LP
7.00%, 05/01/2029 (a)	160,000	163,522
4.50%, 10/01/2029 (a)	60,000	58,156
4.63%, 05/01/2030 (a)	65,000	62,609
5.63%, 03/15/2031 (a)	85,000	83,870
7.25%, 05/01/2032 (a)	55,000	56,617
6.25%, 07/01/2033 (a)	85,000	85,110
5.88%, 03/15/2034 (a)	80,000	78,324
5.63%, 07/15/2034 (a)	40,000	38,666
Sunoco LP / Sunoco Finance Corp.
4.50%, 05/15/2029	75,000	73,057
4.50%, 04/30/2030	60,000	57,750
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
5.50%, 01/15/2028 (a)	125,000	124,797
7.38%, 02/15/2029 (a)	65,000	66,460
6.00%, 12/31/2030 (a)	50,000	49,545
6.75%, 03/15/2034 (a)	50,000	50,282
Talos Production, Inc., 8.00%, 07/15/2034 (a)	55,000	55,493
Transocean International Ltd.
8.25%, 05/15/2029 (a)	70,000	72,047
8.75%, 02/15/2030 (a)	56,000	58,163
8.50%, 05/15/2031 (a)	75,000	78,243
USA Compression Partners LP / USA Compression Finance Corp.
7.13%, 03/15/2029 (a)	110,000	112,212
6.25%, 10/01/2033 (a)	75,000	73,781
Valaris Ltd., 8.38%, 04/30/2030 (a)	95,000	98,263
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029 (a)	85,000	80,875
6.25%, 01/15/2030 (a)	85,000	86,330
4.13%, 08/15/2031 (a)	85,000	78,678
3.88%, 11/01/2033 (a)	40,000	35,024
6.00%, 05/01/2036 (a)	55,000	54,279
Venture Global LNG, Inc.
9.50%, 02/01/2029 (a)	210,000	224,755
7.00%, 01/15/2030 (a)	105,000	106,554
8.38%, 06/01/2031 (a)	165,000	170,567
9.88%, 02/01/2032 (a)	145,000	154,269
6.38%, 12/15/2034 (a)	75,000	73,004
6.63%, 06/15/2036 (a)	75,000	73,411
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030 (a)	125,000	126,842
7.50%, 05/01/2033 (a)	85,000	92,230
6.50%, 01/15/2034 (a)	150,000	154,666
6.50%, 06/15/2034 (a)	85,000	87,591

7.75%, 05/01/2035 (a)	85,000	94,078
6.75%, 01/15/2036 (a)	150,000	156,963
WBI Operating LLC, 6.25%, 10/15/2030 (a)	70,000	69,985
Weatherford International Ltd., 6.75%, 10/15/2033 (a)	100,000	100,937
		9,045,816

Financials - 13.0%
Acrisure LLC / Acrisure Finance, Inc.
8.25%, 02/01/2029 (a)	70,000	66,968
4.25%, 02/15/2029 (a)	90,000	83,927
8.50%, 06/15/2029 (a)	40,000	38,153
7.50%, 11/06/2030 (a)	115,000	110,978
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027 (a)	55,000	54,327
6.75%, 04/15/2028 (a)	90,000	90,246
7.00%, 01/15/2031 (a)	125,000	126,818
6.50%, 10/01/2031 (a)	65,000	64,971
7.38%, 10/01/2032 (a)	50,000	50,383
AmWINS Group, Inc.
6.38%, 02/15/2029 (a)	50,000	50,205
4.88%, 06/30/2029 (a)	75,000	72,230
Anywhere Real Estate Group LLC / Anywhere Co.-Issuer Corp., 7.00%, 04/15/2030 (a)	45,000	45,259
Anywhere Real Estate Group LLC / Realogy Co.-Issuer Corp., 9.75%, 04/15/2030 (a)	40,000	42,844
Ardonagh Finco Ltd., 7.75%, 02/15/2031 (a)	140,000	142,058
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	115,000	114,135
Aretec Group, Inc.
7.50%, 04/01/2029 (a)	40,000	39,885
10.00%, 08/15/2030 (a)	50,000	52,752
Asurion LLC and Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032 (a)	230,000	232,526
8.38%, 02/01/2034 (a)	230,000	209,444
Azorra Finance Ltd.
7.75%, 04/15/2030 (a)	35,000	36,235
7.25%, 01/15/2031 (a)	110,000	113,153
Block, Inc.
5.63%, 08/15/2030 (a)	110,000	109,419
3.50%, 06/01/2031	85,000	77,454
6.50%, 05/15/2032	145,000	146,493
6.00%, 08/15/2033 (a)	95,000	94,139
Brandywine Operating Partnership LP, 8.88%, 04/12/2029	45,000	47,244
Burford Capital Global Finance LLC
9.25%, 07/01/2031 (a)	75,000	73,031
7.50%, 07/15/2033 (a)	40,000	33,634
8.50%, 01/15/2034 (a)	40,000	34,687
CI Financial Holdings Ltd., 0.00% to 07/23/2031 then 5 yr. CMT Rate + 3.25%, 07/23/2056 (a)	35,000	35,162
Coinbase Global, Inc.
3.38%, 10/01/2028 (a)	100,000	94,945
3.63%, 10/01/2031 (a)	55,000	47,424
Compass Group Diversified Holdings LLC, 5.25%, 04/15/2029 (a)	90,000	85,830
CoreLogic, Inc.
9.00%, 08/01/2031 (a)	115,000	113,385
12.00%, 02/01/2032 (a)	55,000	51,561
CRC Insurance Group LLC, 7.13%, 06/01/2031 (a)	235,000	234,645
Credit Acceptance Corp., 6.63%, 03/15/2030 (a)	90,000	89,911
CrossCountry Intermediate HoldCo LLC, 6.50%, 10/01/2030 (a)	75,000	72,563
Encore Capital Group, Inc.
8.50%, 05/15/2030 (a)	110,000	116,452
6.63%, 04/15/2031 (a)	75,000	75,099
FirstCash, Inc.

5.63%, 01/01/2030 (a)	40,000	39,368
6.88%, 03/01/2032 (a)	80,000	81,150
6.13%, 05/01/2034 (a)	50,000	49,249
Focus Financial Partners LLC, 6.75%, 09/15/2031 (a)	75,000	74,475
Freedom Mortgage Corp., 12.25%, 10/01/2030 (a)	40,000	42,807
Freedom Mortgage Holdings LLC
9.25%, 02/01/2029 (a)	100,000	103,232
6.88%, 05/01/2031 (a)	75,000	72,225
9.13%, 05/15/2031 (a)	75,000	76,838
8.00%, 02/01/2032 (a)	35,000	34,724
8.38%, 04/01/2032 (a)	50,000	50,249
7.88%, 04/01/2033 (a)	75,000	72,317
FS KKR Capital Corp.
6.88%, 08/15/2029	155,000	155,545
7.50%, 08/01/2031	60,000	60,027
Global Atlantic Fin Co., 7.95% to 10/15/2029 then 5 yr. CMT Rate + 3.61%, 10/15/2054 (a)	75,000	74,900
goeasy Ltd.
9.25%, 12/01/2028 (a)	40,000	39,508
7.63%, 07/01/2029 (a)	40,000	37,961
HA Sustainable Infrastructure Capital, Inc., 7.13% to 11/15/2031 then 5 yr. CMT Rate + 3.48%, 11/15/2056	85,000	85,594
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC
7.25%, 02/15/2031 (a)	90,000	88,919
8.13%, 02/15/2032 (a)	90,000	83,676
HUB International Ltd.
7.25%, 06/15/2030 (a)	235,000	242,119
7.38%, 01/31/2032 (a)	130,000	132,945
Hudson Pacific Properties LP
3.95%, 11/01/2027	40,000	38,917
4.65%, 04/01/2029	45,000	42,258
3.25%, 01/15/2030	40,000	35,006
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
9.75%, 01/15/2029	50,000	49,769
10.00%, 11/15/2029 (a)	125,000	124,908
9.00%, 06/15/2030	95,000	90,504
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	55,000	52,220
Jane Street Group / JSG Finance, Inc.
7.13%, 04/30/2031 (a)	160,000	165,002
6.13%, 11/01/2032 (a)	150,000	149,163
6.75%, 05/01/2033 (a)	175,000	178,205
Jefferies Finance LLC / JFIN Co.-Issuer Corp., 5.00%, 08/15/2028 (a)	80,000	77,203
Jones Deslauriers Insurance Management, Inc.
8.50%, 03/15/2030 (a)	60,000	61,807
6.88%, 10/01/2033 (a)	40,000	37,803
Kennedy-Wilson, Inc.
7.00%, 06/01/2031 (a)	75,000	76,331
7.25%, 06/01/2033 (a)	45,000	45,539
MPT Operating Partnership LP / MPT Finance Corp.
5.00%, 10/15/2027 (b)	110,000	106,590
4.63%, 08/01/2029	110,000	88,172
3.50%, 03/15/2031	115,000	78,036
8.50%, 02/15/2032 (a)	130,000	131,996
Navient Corp.
5.50%, 03/15/2029	85,000	81,446
11.50%, 03/15/2031	40,000	42,225
7.88%, 06/15/2032	75,000	70,186
NCR Atleos Corp., 9.50%, 04/01/2029 (a)	90,000	95,520
OneMain Finance Corp.
6.63%, 01/15/2028	75,000	75,704
3.88%, 09/15/2028	40,000	38,580
6.63%, 05/15/2029	80,000	80,928

5.38%, 11/15/2029	75,000	73,298
7.88%, 03/15/2030	50,000	51,768
6.13%, 05/15/2030	50,000	49,616
4.00%, 09/15/2030	75,000	68,724
7.50%, 05/15/2031	50,000	51,209
7.13%, 11/15/2031	50,000	50,623
6.75%, 03/15/2032	40,000	39,800
7.13%, 09/15/2032	75,000	75,777
6.50%, 03/15/2033	75,000	73,173
6.75%, 09/15/2033	90,000	88,572
Osaic Holdings, Inc.
6.75%, 08/01/2032 (a)	65,000	65,190
8.00%, 08/01/2033 (a)	55,000	55,730
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer
5.88%, 10/01/2028 (a)	80,000	79,885
4.88%, 05/15/2029 (a)	165,000	160,825
PennyMac Financial Services, Inc.
7.88%, 12/15/2029 (a)	55,000	56,365
7.13%, 11/15/2030 (a)	75,000	74,742
6.88%, 05/15/2032 (a)	95,000	90,882
6.88%, 02/15/2033 (a)	95,000	89,838
6.75%, 02/15/2034 (a)	45,000	41,685
PRA Group, Inc., 8.88%, 01/31/2030 (a)	75,000	77,215
RHP Hotel Properties LP / RHP Finance Corp.
4.50%, 02/15/2029 (a)	45,000	44,025
6.50%, 04/01/2032 (a)	80,000	81,318
6.50%, 06/15/2033 (a)	50,000	50,842
Rithm Capital Corp.
8.00%, 04/01/2029 (a)	100,000	100,546
8.00%, 07/15/2030 (a)	35,000	34,904
Rocket Cos., Inc.
6.50%, 08/01/2029 (a)	75,000	75,837
6.13%, 08/01/2030 (a)	175,000	176,178
6.13%, 08/01/2031 (a)	50,000	50,182
7.13%, 02/01/2032 (a)	85,000	86,976
6.38%, 08/01/2033 (a)	175,000	175,840
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
3.63%, 03/01/2029 (a)	75,000	71,654
3.88%, 03/01/2031 (a)	110,000	101,709
4.00%, 10/15/2033 (a)	75,000	66,291
Ryan Specialty LLC, 5.88%, 08/01/2032 (a)	75,000	73,795
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (a)	120,000	120,105
SLM Corp., 6.50% to 05/15/2031 then SOFR + 2.71%, 05/15/2032	50,000	49,856
Starwood Property Trust, Inc.
5.88%, 08/15/2029 (a)	35,000	35,028
6.50%, 07/01/2030 (a)	140,000	141,750
6.13%, 06/01/2031 (a)	40,000	39,920
Stonebriar ABF Issuer LLC, 7.00%, 08/15/2031 (a)	35,000	35,035
Stonex Escrow Issuer LLC, 6.88%, 07/15/2032 (a)	75,000	76,081
StoneX Group, Inc., 7.88%, 03/01/2031 (a)	40,000	41,598
Synchrony Financial, 7.25%, 02/02/2033	110,000	112,869
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC, 6.00%, 01/15/2030 (a)	75,000	71,406
Uniti Group LP / Uniti Group Finance 2019, Inc. / CSL Capital LLC
4.75%, 04/15/2028 (a)	40,000	39,871
6.50%, 02/15/2029 (a)	100,000	98,405
8.63%, 06/15/2032 (a)	115,000	117,357
UWM Holdings LLC
6.63%, 02/01/2030 (a)	80,000	74,188
6.25%, 03/15/2031 (a)	100,000	88,801
		11,029,705

Health Care - 8.7%
1261229 BC Ltd., 10.00%, 04/15/2032 (a)	480,000	490,350
Acadia Healthcare Co., Inc., 7.38%, 03/15/2033 (a)	45,000	46,386
Accendra Health, Inc.
9.00%, 06/15/2032 (a)	45,000	42,863
9.75%, 06/15/2033 (a)	40,000	26,513
Adapthealth LLC, 5.13%, 03/01/2030 (a)	50,000	48,241
Avantor Funding, Inc.
4.63%, 07/15/2028 (a)	120,000	118,376
3.88%, 11/01/2029 (a)	50,000	47,691
Bausch + Lomb Corp., 8.38%, 10/01/2028 (a)	140,000	143,620
Bausch Health Cos., Inc.
4.88%, 06/01/2028 (a)	60,000	56,029
11.00%, 09/30/2028 (a)	65,000	66,443
6.25%, 02/15/2029 (a)	160,000	125,360
Centene Corp.
4.25%, 12/15/2027	75,000	74,722
2.45%, 07/15/2028	100,000	94,813
4.63%, 12/15/2029	200,000	194,253
3.38%, 02/15/2030	140,000	129,594
3.00%, 10/15/2030	160,000	143,918
2.50%, 03/01/2031	100,000	86,908
2.63%, 08/01/2031	45,000	39,012
CHS/Community Health Systems, Inc.
6.88%, 04/15/2029 (a)	85,000	81,777
6.13%, 04/01/2030 (a)(b)	140,000	117,166
5.25%, 05/15/2030 (a)	105,000	97,067
4.75%, 02/15/2031 (a)	50,000	44,507
10.88%, 01/15/2032 (a)	110,000	115,897
9.75%, 01/15/2034 (a)	125,000	126,496
CVS Health Corp.
6.75% to 12/10/2034 then 5 yr. CMT Rate + 2.52%, 12/10/2054	50,000	51,434
7.00% to 03/10/2030 then 5 yr. CMT Rate + 2.89%, 03/10/2055	165,000	169,786
DaVita, Inc.
4.63%, 06/01/2030 (a)	200,000	192,432
3.75%, 02/15/2031 (a)	100,000	92,227
6.88%, 09/01/2032 (a)	85,000	87,207
6.75%, 07/15/2033 (a)	85,000	87,067
DENTSPLY SIRONA, Inc., 8.38% to 09/12/2030 then 5 yr. CMT Rate + 4.38%, 09/12/2055	40,000	39,827
Encompass Health Corp.
4.50%, 02/01/2028	30,000	29,656
4.75%, 02/01/2030	75,000	73,355
5.88%, 06/01/2034 (a)	35,000	34,640
Endo Finance Holdings LP, 8.50%, 04/15/2031 (a)	70,000	73,673
GENMAB AS/GENMAB FINANCE LLC
6.25%, 12/15/2032 (a)	130,000	131,192
7.25%, 12/15/2033 (a)	75,000	77,212
Global Medical Response, Inc., 7.38%, 10/01/2032 (a)	60,000	61,114
Humana, Inc., 6.63% to 09/15/2031 then 5 yr. CMT Rate + 2.89%, 09/15/2056	100,000	98,340
IQVIA, Inc., 6.25%, 06/01/2032 (a)	175,000	177,332
Jazz Securities DAC, 4.38%, 01/15/2029 (a)	200,000	195,551
LifePoint Health, Inc.
9.88%, 08/15/2030 (a)	50,000	52,484
8.38%, 02/15/2032 (a)	50,000	50,281
10.00%, 06/01/2032 (a)	60,000	57,460
7.00%, 05/01/2034 (a)	110,000	102,502
Medline Borrower LP, 5.25%, 10/01/2029 (a)	215,000	212,935
Molina Healthcare, Inc.

4.38%, 06/15/2028 (a)	80,000	78,305
3.88%, 11/15/2030 (a)	50,000	46,210
6.50%, 02/15/2031 (a)	85,000	85,839
3.88%, 05/15/2032 (a)	60,000	53,527
6.25%, 01/15/2033 (a)	80,000	79,113
MPH Acquisition Holdings LLC, 5.75%, 12/31/2030 (a)	120,000	92,232
National Mentor Holdings, Inc., 10.50%, 12/15/2030 (a)	125,000	131,405
Organon & Co. / Organon Foreign Debt Co.-Issuer BV
4.13%, 04/30/2028 (a)	155,000	152,554
5.13%, 04/30/2031 (a)	130,000	128,577
6.75%, 05/15/2034 (a)	40,000	41,788
7.88%, 05/15/2034 (a)	35,000	37,331
Prime Healthcare Services, Inc., 9.38%, 09/01/2029 (a)	110,000	114,662
Radiology Partners, Inc.
9.78% (or 9.78% PIK), 02/15/2030 (a)	50,000	49,875
8.50%, 07/15/2032 (a)	80,000	83,963
Star Parent, Inc., 9.00%, 10/01/2030 (a)	65,000	68,231
Surgery Center Holdings, Inc., 7.25%, 04/15/2032 (a)	85,000	85,094
Team Health Holdings, Inc., 13.50% (or 4.50% PIK), 06/30/2028 (a)	56,800	57,970
Teleflex, Inc., 5.88%, 01/15/2032 (a)	40,000	39,674
Tenet Healthcare Corp.
5.13%, 11/01/2027	145,000	144,817
6.13%, 10/01/2028	160,000	160,170
4.25%, 06/01/2029	105,000	101,687
4.38%, 01/15/2030	125,000	120,557
6.13%, 06/15/2030	145,000	146,078
6.75%, 05/15/2031	100,000	101,907
5.50%, 11/15/2032 (a)	105,000	103,199
6.00%, 11/15/2033 (a)(b)	50,000	50,125
Teva Pharmaceutical Finance Netherlands III BV
6.75%, 03/01/2028	85,000	86,621
5.13%, 05/09/2029	85,000	84,803
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/2030	75,000	75,895
US Acute Care Solutions LLC, 9.75%, 05/15/2029 (a)	90,000	83,981
		7,391,899

Industrials - 8.4%
ADT Security Corp.
4.13%, 08/01/2029 (a)	85,000	81,366
5.88%, 10/15/2033 (a)	90,000	87,426
AECOM, 6.00%, 08/01/2033 (a)	100,000	99,435
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030 (a)	110,000	112,227
Allison Transmission, Inc., 3.75%, 01/30/2031 (a)	85,000	78,646
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	100,000	102,682
APi Group DE, Inc., 5.75%, 06/01/2034 (a)	30,000	29,376
Arcosa, Inc., 6.88%, 08/15/2032 (a)	50,000	51,475
Axon Enterprise, Inc.
6.13%, 03/15/2030 (a)	90,000	91,048
6.25%, 03/15/2033 (a)	50,000	50,631
Bombardier, Inc.
8.75%, 11/15/2030 (a)	75,000	79,047
7.25%, 07/01/2031 (a)	50,000	52,113
7.00%, 06/01/2032 (a)	50,000	51,527
6.75%, 06/15/2033 (a)	50,000	51,494
Brand Industrial Services, Inc., 10.38%, 08/01/2030 (a)(b)	115,000	99,207
Builders FirstSource, Inc.
4.25%, 02/01/2032 (a)	115,000	104,591
6.38%, 03/01/2034 (a)	95,000	93,344
6.75%, 05/15/2035 (a)	75,000	74,165

CACI International, Inc., 6.38%, 06/15/2033 (a)	115,000	115,792
Carrix, Inc., 6.13%, 08/01/2033 (a)	175,000	174,147
Clean Harbors, Inc., 5.75%, 10/15/2033 (a)	75,000	74,437
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)	245,000	249,037
EquipmentShare.com, Inc.
9.00%, 05/15/2028 (a)	90,000	91,439
8.63%, 05/15/2032 (a)	45,000	46,024
8.00%, 03/15/2033 (a)(b)	35,000	35,363
7.13%, 07/01/2034 (a)	90,000	85,957
Esab Corp.
6.25%, 04/15/2029 (a)	95,000	95,909
5.63%, 04/01/2031 (a)	85,000	83,975
FTAI Aviation Investors LLC
5.50%, 05/01/2028 (a)	85,000	84,633
7.00%, 05/01/2031 (a)	50,000	51,329
7.00%, 06/15/2032 (a)	110,000	112,274
GEO Group, Inc.
8.63%, 04/15/2029	75,000	78,085
10.25%, 04/15/2031	50,000	53,920
GFL Environmental Holdings US, Inc.
5.63%, 07/01/2031 (a)	45,000	43,737
5.50%, 02/01/2034 (a)	85,000	78,686
GFL Environmental, Inc.
4.00%, 08/01/2028 (a)	55,000	53,567
4.75%, 06/15/2029 (a)	60,000	58,382
6.75%, 01/15/2031 (a)	85,000	86,024
Global Infrastructure Solutions, Inc., 6.38%, 07/15/2034 (a)	35,000	35,222
Herc Holdings, Inc.
6.63%, 06/15/2029 (a)	50,000	50,854
7.00%, 06/15/2030 (a)	120,000	123,689
7.25%, 06/15/2033 (a)	100,000	103,239
6.00%, 03/15/2034 (a)	40,000	39,261
Madison IAQ LLC
4.13%, 06/30/2028 (a)	75,000	73,363
5.88%, 06/30/2029 (a)	85,000	84,850
QXO Building Products, Inc., 6.75%, 04/30/2032 (a)	170,000	173,652
RB Global Holdings, Inc., 7.75%, 03/15/2031 (a)	75,000	77,453
RR Donnelley & Sons Co.
10.88%, 08/01/2029 (a)	35,000	35,624
9.50%, 08/01/2029 (a)	85,000	88,037
Sensata Technologies BV, 4.00%, 04/15/2029 (a)	50,000	48,152
Sensata Technologies, Inc.
3.75%, 02/15/2031 (a)	55,000	51,096
6.63%, 07/15/2032 (a)	40,000	40,945
Solaris Energy Infrastructure LLC, 6.38%, 05/15/2031 (a)	85,000	83,302
Synergy Infrastructure Holdings LLC, 7.00%, 07/15/2034 (a)	50,000	50,378
Terex Corp.
5.00%, 05/15/2029 (a)	45,000	44,364
6.25%, 10/15/2032 (a)	75,000	75,378
TransDigm, Inc.
6.75%, 08/15/2028 (a)	280,000	282,003
4.63%, 01/15/2029	75,000	73,546
6.38%, 03/01/2029 (a)	280,000	283,058
4.88%, 05/01/2029	50,000	49,091
6.88%, 12/15/2030 (a)	125,000	127,999
7.13%, 12/01/2031 (a)	60,000	61,852
6.63%, 03/01/2032 (a)	160,000	162,574
6.00%, 01/15/2033 (a)	130,000	129,861
6.38%, 05/31/2033 (a)	205,000	204,705
6.75%, 01/31/2034 (a)	150,000	152,193

6.13%, 07/31/2034 (a)	100,000	98,795
United Airlines Holdings, Inc.
4.88%, 03/01/2029	75,000	73,871
5.38%, 03/01/2031	85,000	83,939
United Rentals North America, Inc.
3.88%, 11/15/2027	80,000	79,082
4.88%, 01/15/2028	125,000	124,364
5.25%, 01/15/2030	50,000	49,739
4.00%, 07/15/2030	50,000	47,444
3.88%, 02/15/2031	95,000	88,691
5.38%, 11/15/2033 (a)	130,000	126,372
6.13%, 03/15/2034 (a)	70,000	70,843
WESCO Distribution, Inc.
6.38%, 03/15/2029 (a)	100,000	101,342
5.25%, 04/15/2031 (a)	45,000	44,239
6.63%, 03/15/2032 (a)	75,000	76,459
6.38%, 03/15/2033 (a)	75,000	76,237
5.50%, 04/15/2034 (a)	75,000	72,868
		7,162,543

Information Technology - 4.9%
AthenaHealth Group, Inc.
6.50%, 02/15/2030 (a)	190,000	183,040
7.50%, 02/15/2032 (a)	35,000	35,874
Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc., 8.00%, 06/15/2029 (a)	135,000	70,267
Cloud Software Group LLC
6.50%, 03/31/2029 (a)	290,000	283,407
9.00%, 09/30/2029 (a)	280,000	274,382
8.25%, 06/30/2032 (a)	130,000	122,843
6.63%, 08/15/2033 (a)	90,000	78,308
CoreWeave, Inc.
9.25%, 06/01/2030 (a)	150,000	140,550
9.00%, 02/01/2031 (a)(b)	130,000	117,359
9.75%, 10/01/2031 (a)	210,000	190,344
9.63%, 07/15/2032 (a)	80,000	71,576
Entegris, Inc.
4.75%, 04/15/2029 (a)	110,000	108,161
5.95%, 06/15/2030 (a)	60,000	59,998
Fair Isaac Corp.
4.00%, 06/15/2028 (a)	85,000	82,167
6.00%, 05/15/2033 (a)	110,000	106,193
6.25%, 09/15/2034 (a)	100,000	96,551
Gen Digital, Inc.
6.75%, 09/30/2027 (a)	60,000	60,110
6.25%, 04/01/2033 (a)	70,000	68,810
Ingram Micro, Inc., 4.75%, 05/15/2029 (a)	155,000	150,919
ION Platform Finance US, Inc., 7.88%, 09/30/2032 (a)	115,000	91,125
ION Platform Finance US, Inc. / ION Platform Finance SARL
8.75%, 05/01/2029 (a)	50,000	46,566
9.50%, 05/30/2029 (a)	110,000	103,857
McAfee Corp., 7.38%, 02/15/2030 (a)	135,000	114,352
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033 (a)	220,000	228,064
8.75%, 07/01/2034 (a)	190,000	200,170
Open Text Corp.
3.88%, 02/15/2028 (a)	65,000	63,316
3.88%, 12/01/2029 (a)	60,000	55,170
Open Text Holdings, Inc.
4.13%, 02/15/2030 (a)	140,000	129,051

4.13%, 12/01/2031 (a)	50,000	44,070
Qnity Electronics, Inc.
5.75%, 08/15/2032 (a)	85,000	84,422
6.25%, 08/15/2033 (a)	75,000	75,275
Rocket Software, Inc.
9.00%, 11/28/2028 (a)	50,000	49,587
6.50%, 02/15/2029 (a)	45,000	41,396
Seagate Data Storage Technology Pte Ltd.
4.09%, 06/01/2029	35,000	33,952
9.63%, 12/01/2032	75,000	82,292
SS&C Technologies, Inc.
5.50%, 09/30/2027 (a)	120,000	119,910
6.50%, 06/01/2032 (a)	95,000	95,621
UKG, Inc., 6.88%, 02/01/2031 (a)	180,000	176,023
Viasat, Inc., 7.50%, 05/30/2031 (a)(b)	55,000	54,856
		4,189,934

Materials - 7.8%
Alcoa Nederland Holding BV, 7.13%, 03/15/2031 (a)	160,000	164,502
ARC Falcon I, Inc. / Arclin USA LLC / New Arclin US Holding Corp., 9.75%, 03/01/2033 (a)	100,000	94,786
Ardagh Group SA
11.00% (or 6.50% PIK), 12/01/2030 (a)	108,754	100,531
9.50%, 12/01/2030 (a)	105,000	111,234
Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC
3.25%, 09/01/2028 (a)	45,000	43,226
4.00%, 09/01/2029 (a)	80,000	75,923
6.25%, 01/30/2031 (a)	50,000	50,373
Arsenal AIC Parent LLC, 8.00%, 10/01/2030 (a)	95,000	98,876
Avient Corp.
7.13%, 08/01/2030 (a)	50,000	50,623
6.25%, 11/01/2031 (a)	50,000	50,374
Axalta Coating Systems LLC, 3.38%, 02/15/2029 (a)	55,000	52,181
Ball Corp.
6.00%, 06/15/2029	85,000	86,064
2.88%, 08/15/2030	115,000	103,903
3.13%, 09/15/2031	20,000	17,947
5.50%, 09/15/2033	75,000	74,495
Celanese US Holdings LLC
7.35%, 11/15/2028 (c)	50,000	51,900
7.33%, 07/15/2029 (c)	50,000	51,906
6.50%, 04/15/2030	50,000	50,624
7.55%, 11/15/2030 (c)	65,000	68,418
7.00%, 02/15/2031	45,000	46,146
7.38%, 07/15/2032 (c)	50,000	52,141
6.75%, 04/15/2033	70,000	71,415
7.70%, 11/15/2033	90,000	95,443
7.38%, 02/15/2034	50,000	51,436
Chemours Co.
5.75%, 11/15/2028 (a)	40,000	39,763
4.63%, 11/15/2029 (a)	45,000	42,450
8.00%, 01/15/2033 (a)	45,000	44,305
7.88%, 03/15/2034 (a)	75,000	73,134
Cleveland-Cliffs, Inc.
6.88%, 11/01/2029 (a)	70,000	70,681
6.75%, 04/15/2030 (a)	75,000	75,526
7.50%, 09/15/2031 (a)	60,000	61,137
7.00%, 03/15/2032 (a)	115,000	115,247
7.38%, 05/01/2033 (a)	65,000	65,606
7.63%, 01/15/2034 (a)	115,000	116,345

Clydesdale Acquisition Holdings, Inc.
8.75%, 04/15/2030 (a)	80,000	76,610
6.75%, 04/15/2032 (a)	100,000	95,260
Commercial Metals Co.
5.75%, 11/15/2033 (a)	95,000	93,230
6.00%, 12/15/2035 (a)	75,000	73,714
Crown Americas LLC, 5.88%, 06/01/2033	75,000	74,819
FMC Corp.
5.65%, 05/18/2033	40,000	35,653
8.45% to 11/01/2030 then 5 yr. CMT Rate + 4.37%, 11/01/2055	50,000	37,575
Fortescue Treasury Pty Ltd.
4.38%, 04/01/2031 (a)	100,000	94,104
6.13%, 04/15/2032 (a)	90,000	90,829
Graphic Packaging International LLC, 6.38%, 07/15/2032 (a)	35,000	34,954
Huntsman International LLC
4.50%, 05/01/2029	45,000	43,422
2.95%, 06/15/2031	30,000	26,821
INEOS Finance PLC, 7.50%, 04/15/2029 (a)	50,000	49,011
Inversion Escrow Issuer LLC, 6.75%, 08/01/2032 (a)	95,000	92,415
Magnera Corp., 7.25%, 11/15/2031 (a)	55,000	53,823
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030 (a)	205,000	208,857
9.25%, 04/15/2030 (a)	105,000	104,124
Mercer International, Inc., 5.13%, 02/01/2029	135,000	78,423
Methanex Corp.
5.13%, 10/15/2027	75,000	74,919
5.25%, 12/15/2029	75,000	74,333
Methanex US Operations, Inc., 6.25%, 03/15/2032 (a)	45,000	45,486
Mineral Resources Ltd.
9.25%, 10/01/2028 (a)	77,000	79,229
7.00%, 04/01/2031 (a)	75,000	77,139
NOVA Chemicals Corp., 9.00%, 02/15/2030 (a)	75,000	78,590
Novelis Corp.
4.75%, 01/30/2030 (a)	130,000	124,704
6.88%, 01/30/2030 (a)	50,000	51,237
6.38%, 08/15/2033 (a)	60,000	59,822
Olin Corp.
5.63%, 08/01/2029	50,000	49,474
6.63%, 04/01/2033 (a)	45,000	44,089
Olympus Water US Holding Corp.
4.25%, 10/01/2028 (a)	60,000	57,841
7.25%, 06/15/2031 (a)	75,000	75,794
7.25%, 02/15/2033 (a)	140,000	137,117
Owens-Brockway Glass Container, Inc.
7.25%, 05/15/2031 (a)(b)	75,000	71,100
9.50%, 06/01/2033 (a)	40,000	39,360
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (a)	275,000	278,124
6.75%, 03/01/2033 (a)	130,000	131,708
SK Invictus Intermediate II Sarl, 5.00%, 10/30/2029 (a)	55,000	53,610
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/2028 (a)	95,000	94,739
8.88%, 11/15/2031 (a)	70,000	73,195
Solstice Advanced Materials, Inc., 5.63%, 09/30/2033 (a)	85,000	83,225
Standard Building Solutions, Inc.
6.50%, 08/15/2032 (a)	75,000	75,108
6.25%, 08/01/2033 (a)	90,000	88,973
Standard Industries, Inc.
4.75%, 01/15/2028 (a)	175,000	173,977
4.38%, 07/15/2030 (a)	155,000	146,248

3.38%, 01/15/2031 (a)	95,000	85,280
Sword Purchaser LLC, 8.25%, 04/15/2033 (a)	135,000	137,922
Trivium Packaging Finance BV, 12.25%, 01/15/2031 (a)	45,000	49,679
Tronox, Inc., 4.63%, 03/15/2029 (a)	85,000	51,963
WR Grace Holdings LLC
5.63%, 08/15/2029 (a)	85,000	78,020
6.63%, 08/15/2032 (a)	75,000	71,228
		6,595,538

Real Estate - 1.5%
Howard Hughes Corp.
4.13%, 02/01/2029 (a)	50,000	48,058
4.38%, 02/01/2031 (a)	45,000	42,101
Iron Mountain, Inc.
4.88%, 09/15/2027 (a)	85,000	84,727
5.25%, 03/15/2028 (a)	75,000	74,693
7.00%, 02/15/2029 (a)	85,000	86,283
4.88%, 09/15/2029 (a)	75,000	73,092
5.25%, 07/15/2030 (a)	95,000	92,846
4.50%, 02/15/2031 (a)	95,000	89,889
6.25%, 01/15/2033 (a)	130,000	130,458
6.25%, 01/15/2035 (a)	100,000	98,577
Millrose Properties, Inc.
6.38%, 08/01/2030 (a)	110,000	110,600
6.25%, 09/15/2032 (a)	75,000	74,988
SBA Communications Corp., 3.13%, 02/01/2029	130,000	124,155
Service Properties Trust
8.63%, 11/15/2031 (a)	70,000	73,459
8.88%, 06/15/2032	80,000	82,163
		1,286,089

Utilities - 4.2%
AES Corp., 7.60% to 01/15/2030 then 5 yr. CMT Rate + 3.20%, 01/15/2055	130,000	131,827
Alpha Generation LLC
6.75%, 10/15/2032 (a)	65,000	65,495
6.25%, 01/15/2034 (a)	75,000	73,110
AmeriGas Partners LP / AmeriGas Finance Corp.
9.50%, 06/01/2030 (a)	85,000	91,063
6.88%, 06/01/2031 (a)	35,000	35,485
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/2032 (a)	85,000	83,772
Clearway Energy Operating LLC
4.75%, 03/15/2028 (a)	80,000	78,833
3.75%, 02/15/2031 (a)	80,000	73,382
5.75%, 01/15/2034 (a)	50,000	48,135
Electricite de France SA, 9.13% to 06/15/2033 then 5 yr. CMT Rate + 5.41%, Perpetual (a)	115,000	133,013
EnfraGen Energia Sur SA / EnfraGen Spain SA / Prime Energia SpA, 5.38%, 12/30/2030 (a)	55,338	51,855
EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/ EnfraGen Spain SAU, 8.50%, 06/30/2032 (a)	25,000	25,952
EUSHI Finance, Inc.
7.63% to 12/15/2029 then 5 yr. CMT Rate + 3.14%, 12/15/2054	30,000	31,038
6.25% to 04/01/2031 then 5 yr. CMT Rate + 2.51%, 04/01/2056	50,000	49,346
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 04/01/2029 (a)	75,000	73,278
9.25%, 01/15/2031 (a)	35,000	36,752
NextEra Energy Operating Partners LP, 4.50%, 09/15/2027 (a)	90,000	88,914
NRG Energy, Inc.
5.75%, 01/15/2028	75,000	75,022
5.25%, 06/15/2029 (a)	55,000	54,503
5.75%, 07/15/2029 (a)	75,000	74,972
3.63%, 02/15/2031 (a)	90,000	82,854

6.00%, 02/01/2033 (a)	80,000		79,741
5.75%, 01/15/2034 (a)	115,000		111,985
6.25%, 11/01/2034 (a)	90,000		89,732
6.00%, 01/15/2036 (a)	175,000		171,167
6.13%, 05/15/2036 (a)	100,000		98,556
PacifiCorp
7.38% to 09/15/2030 then 5 yr. CMT Rate + 3.32%, 09/15/2055	50,000		49,772
7.13% to 08/15/2031 then 5 yr. CMT Rate + 3.29%, 08/15/2056	95,000		93,346
PG&E Corp.
5.00%, 07/01/2028	90,000		89,110
5.25%, 07/01/2030	85,000		83,228
7.38% to 03/15/2030 then 5 yr. CMT Rate + 3.88%, 03/15/2055	105,000		106,554
6.85% to 09/15/2031 then 5 yr. CMT Rate + 3.23%, 09/15/2056	85,000		83,991
Puget Energy, Inc.
7.00% to 09/15/2031 then 5 yr. CMT Rate + 2.96%, 09/15/2056	50,000		50,124
7.25% to 09/15/2036 then 5 yr. CMT Rate + 2.85%, 09/15/2056	35,000		35,090
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/2031 (a)	50,000		47,036
Talen Energy Supply LLC
6.13%, 05/01/2031 (a)	100,000		99,303
6.38%, 05/01/2033 (a)	180,000		177,152
6.25%, 02/01/2034 (a)	75,000		73,586
6.50%, 02/01/2036 (a)	115,000		113,435
TerraForm Power Operating LLC, 5.00%, 01/31/2028 (a)	85,000		83,996
VoltaGrid LLC, 7.38%, 11/01/2030 (a)	135,000		135,500
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029 (a)(b)	50,000		51,525
8.38%, 01/15/2031 (a)	50,000		53,119
8.63%, 03/15/2033 (a)	80,000		85,426
7.75%, 04/15/2034 (a)	50,000		52,385
			3,573,460
TOTAL CORPORATE BONDS (Cost $83,690,320)			83,632,617

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (d)	1,787,811		1,787,811
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,787,811)			1,787,811

TOTAL INVESTMENTS - 100.3% (Cost $85,478,131)			85,420,428
Liabilities in Excess of Other Assets - (0.3)%		(0.00264)	(224,681)
TOTAL NET ASSETS - 100.0%			$ 85,195,747

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $71,220,618 or 83.6% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $1,751,721.
(c)	Step coupon bond. The rate disclosed is as of July 31, 2026.
(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Trendpilot® US Bond ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$ –	$ 83,632,617	$ –	$ 83,632,617
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	1,787,811
Total Investments	$ –	$ 83,632,617	$ –	$ 85,420,428

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.